Pension Plans and Postretirement Benefits - Expected Employer Contributions to Trusts of Defined Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Domestic Plans [Member]
Expected benefit payments:
2015	$ 37,344
2016	37,288
2017	37,060
2018	36,887
2019	36,633
2020-2024	178,455
TCN Plan [Member]
Expected benefit payments:
2015	2,379
2016	2,799
2017	2,690
2018	2,498
2019	2,604
2020-2024	$ 11,540